Financial Risk Management - Narrative (Details) $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2022 oz	Aug. 31, 2022 $ / Ounce	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) oz $ / Ounce	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Fair market value of borrowings | $			$ 377,831	$ 378,434
Gain (loss) on hedging contract | $			2,661	(9,455)
Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Fair market value of borrowings | $			300,608	298,107	$ 295,796
Borrowings | Financial liabilities at amortised cost, category | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Aggregate principal amount | $			236,000
Financial liabilities, carrying amount | $			$ 292,500
Credit risk | Bottom of range
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage			97.00%
Credit risk | Top of range
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage			99.50%
Price Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Future gold production included in price protection program | oz	35,000
Gain (loss) on hedging contract | $				$ 300
Covenant required floor price (US per ounce)				1,400
Price Risk | Bottom of range
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial instrument, floor price (USD per ounce)		1,775
Ceiling price (in USD per ounce)		1,875
Price Risk | Top of range
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial instrument, floor price (USD per ounce)		1,850
Ceiling price (in USD per ounce)		1,950
Price Risk | Weighted average
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial instrument, floor price (USD per ounce)		1,789
Ceiling price (in USD per ounce)		1,889
Price Risk | Put Option
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount of commodity hedged (in ounces) | oz				10,000
Price Risk | Call Option
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount of commodity hedged (in ounces) | oz				15,000